Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2017 [1]	Mar. 31, 2016
Derivative assets
Gross derivative balances, derivative assets	[2]	¥ 23,359	¥ 37,697
Less: Amounts offset in the consolidated balance sheets	[3]	(22,322)	(36,325)
Total net amounts reported on the face of the consolidated balance sheets	[4]	1,037	1,372
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[5]	(187)	(457)
Cash collateral	[5]
Net amount		850	915
Derivative liabilities
Gross derivative balances, derivative liabilities	[2],[6]	23,184	37,503
Less: Amounts offset in the consolidated balance sheets	[3],[6]	(22,270)	(36,456)
Total net amounts reported on the face of the consolidated balance sheets	[4],[6]	914	1,047
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[5],[6]	(110)	(59)
Cash collateral	[5],[6]		(7)
Net amount	[6]	804	981
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		808	945
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	916	1,126
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		224	340
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	334	415
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		7,777	11,372
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	7,381	11,102
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets		7,603	17,442
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	7,807	17,387
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		11	11
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	5	5
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		376	577
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	512	709
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets		120	101
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	128	96
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		1	1
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	1	1
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		6,354	6,888
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	5,992	6,639
Foreign exchange contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets		84	19
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	104	15
Foreign exchange contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	3	6
Commodity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		1	1
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	¥ 1	¥ 2

[1]	During the year ended Marh 31, 2017, the rules of a specific central clearing house were amended such that daily variation margin payments and receipts against specific types of derivative now legally represent partial settlement of the derivative rather than margin. These payments and receipts are accounted for as partial settlement of the derivative rather than cash collateral. While there was no impact on the amounts reported in the consolidated balance sheet as of March 31, 2017, lower gross derivative balances and equivalent lower amounts offset in the consolidated balance sheets are included in the above table at such date as a result of this change.
[2]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2016, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \203 billion and \326 billion, respectively. As of March 31, 2017, the gross balance of such derivative assets and derivative liabilities was \136 billion and \267 billion, respectively.
[3]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2016, Nomura offset a total of \1,885 billion of cash collateral receivables against net derivative liabilities and \1,754 billion of cash collateral payables against net derivative assets. As of March 31, 2017, Nomura offset a total of \1,642 billion of cash collateral receivables against net derivative liabilities and \1,694 billion of cash collateral payables against net derivative assets.
[4]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[5]	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2016, a total of \298 billion of cash collateral receivables and \466 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of March 31, 2017, a total of \197 billion of cash collateral receivables and \484 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[6]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.